GENERAL	12 Months Ended
Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]

NOTE 1:- GENERAL

a. Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC) is listed on the Canadian Securities Exchange ("CSE") under the ticker symbol "IMCC". IMCC's main office is located in Kibutz Glil-Yam, Israel.

On March 1, 2021, subsequent to the reporting period, the Company listed and commenced trading on NASDAQ under the ticker symbol "IMCC".

IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which is licensed under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency ("IMCA") to breed, grow and supply medical cannabis product in Israel and all of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA.

The Company, its subsidiaries and Focus (collectively: the "Group"), operate in one reporting segment. The majority of the Group's revenues are generated from sales of medical cannabis products to customers in Israel. The remaining revenues are generated from sales of medical cannabis and other products to customers in Germany. The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

Since March 31, 2020, the outbreak of the novel strain of coronavirus ("COVID-19") and the ongoing pandemic, has resulted in governments worldwide enacting various emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, closing of non-essential businesses and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown.

The Group has taken proactive measures to protect the health and safety of its employees in order to continue delivering high quality medical cannabis products to its patients and to maintain its financial health, including postponed planned investments in certain jurisdictions until global economic risks subside.

While the precise impact of the COVID-19 outbreak on the Company remains unknown, the rapid spread of COVID-19 and declaration of the outbreak as a global pandemic have resulted in travel advisories and restrictions, certain restrictions on business operations, social distancing precautions and restrictions on group gatherings which are having direct impacts on businesses in Canada, Israel, Germany and elsewhere in the world. Such additional precautionary measures could also impact the Group's business. The spread of COVID-19 may also have a material adverse effect on global economic activity and could result in volatility and disruption to global supply chains and the financial and capital markets. These disruptions could cause interruptions in supplies and other services from third parties upon which the Group relies; decrease demand for products; and cause staff shortages, reduced customer traffic, and increased government regulation, all of which may materially and negatively impact the business, financial condition and results of operations of the Group.

b.  Strategic developments:

1. On April 2, 2019, IMC undertook a restructuring process (the "IMC Restructuring") to divest its holdings in Focus, I.M.C Pharma Ltd and I.M.C.C. Ltd. (the "Licensed Entities") and sold its interest to the two Principal Shareholders of the Company. In the process, IMC restructured its connection to the Government Issued License, from Direct Ownership to a Business Agreement relationship, according to which IMC will still gain most of the economic values generated from the License, without directly owning it. Furthermore, IMC has the option to buy back the ownership of the license from the two Principal Shareholders. The restructuring process was subject to the prior approval of the Ministry of Health (the "MOH") and became effective on June 24, 2019.

Following the IMC Restructuring of the Licensed Entities, the Company does not currently hold, directly or indirectly, any licenses to engage in the cultivation, production, processing, distribution or sale of medical cannabis in Israel.

Subsequent to the IMC Restructuring, according to accounting criteria in IFRS 10, the Company is still viewed as effectively exercising control over Focus, and therefore, the accounts of Focus continue to be consolidated with those of the Company.

2. On January 23, 2020, IMC ,the Company's wholly-owned subsidiary, signed a definitive agreements to establish a medical cannabis cultivation and processing joint venture in Greece (the "Joint Venture") with Galen Industries Single Member Societe Anonyme, a Greek company established by a consortium of investors in Greece with extensive experience in the pharmaceutical, media, finance and energy sectors ("Galen").

IMC will own 25% of the Joint Venture and the remaining 75% of the Joint Venture will be owned by Galen. Each party is committed to fund the initial capital expenditures, totaling approximately up to €8,000 thousand (approximately $ 11,675 ) to fund the construction of an EU-GMP certified cultivation and processing facility in Greece. IMC will invest up to €1,500 thousand (approximately $2,189) into the Joint Venture, with the balance funded by Galen. The construction of greenhouses as well as the EU-GMP facility is expected to begin upon receiving the Establishment Approval from the Greek medical cannabis regulatory authorities. The Joint Venture land plot size is expected to be 100,000 to 180,000 square meters (or 1,076,000 to 1,938,000 square feet).

In addition, the Joint Venture and IMC have signed a preferred supply agreement (the "Supply Agreement"). Under the Supply Agreement, IMC has the right to purchase up to 25% of the total production from the Joint Venture at a preferred price as determined in the agreement, for an initial period of five years. As of the date of the approval of the consolidated financial statements, no capital expenditures have been made towards the Joint Venture given the uncertainty relating to COVID-19.

3. During March and April 2020, Focus entered into six medical cannabis sales agreements with  pharmacies in Israel, for the sale of an aggregate of approximately 33,000Kg IMC-branded products, over the next four years, starting in 2020.

4. During March and April 2020, Focus entered into four supply agreements with growers in Israel for the purchase of IMC-branded products over the next three years, starting from 2021 and subject to meeting certain milestones by the growers. A supply agreement with one of the growers was terminated as certain milestones under the agreement was not achieved by the grower and the agreement expired.

5. In July 2020, Adjupharm entered into several binding medical cannabis sales agreements with the following distributors in Germany: Zur Rose Group ("Zur Rose"), Axicorp Groupremedix GmbH ("Axicorpremedix"), Canymed GmbH ("Canymed") and Materia Deutscheland GmbH ("Materia"). The sales agreements entered into with Axicorpremedix and Canymed are each for a period of three-years and the sales agreements entered into with Zur Rose and Materia is for a period of one-year. These agreements amount to an aggregate of 1,525kg to be delivered over the term of the agreements.

On March 30, 2021, subsequent to the reporting period, Zur Rose and the Company entered into a termination settlement agreement according to Zur Rose's request, according to which, Adjupharm received a termination fee. According to the termination agreement no inventory will be transferred from Zur Rose to Adjupharm or the opposite.

6. On July 24, 2020, Focus signed a supply agreement with Ever Green Solomon Pharma Ltd. ("Ever Green") (the "Solomon Supply Agreement") to purchase all of the medical cannabis produced by Ever Green for a period of five years with an option for Focus to extend the Solomon Supply Agreement for an additional five years, at a fixed price per gram. The finished products will be sold to pharmacies in Israel under the IMC brand.

c. Approval of consolidated financial statements:

These consolidated financial statements of the Group were authorized for issue by the board of directors on April   23, 2021.

d. Definitions:

In these financial statements:

The Company, or IMCC	—	IM Cannabis Corp.

The Group	—	IM Cannabis Corp., its Subsidiaries and Focus

Subsidiaries	—	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	—	Canadian Dollar

NIS	—	New Israeli Shekel

USD or US$	—	United States Dollar

EURO or €	—	Euro